Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015	Apr. 30, 2010
4.25% convertible senior notes, due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,450.0	$ 1,450.0	$ 1,450.0	$ 1,150.0
Long-term debt, interest rate (as a percent)	4.25%	4.25%	4.25%
Long-term debt, maturity year	2015	2015
6.625% senior notes, due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 875.0	$ 875.0
Long-term debt, interest rate (as a percent)	6.625%	6.625%
Long-term debt, maturity year	2015	2015
6.875% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 242.9	$ 242.9
Long-term debt, interest rate (as a percent)	6.875%	6.875%
Long-term debt, maturity year	2016	2016
7.5% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 732.7	$ 732.7
Long-term debt, interest rate (as a percent)	7.50%	7.50%
Long-term debt, maturity year	2016	2016
10% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 500.0	$ 500.0
Long-term debt, interest rate (as a percent)	10.00%	10.00%
Long-term debt, maturity year	2016	2016
7.625% senior notes, due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 743.0	$ 743.0
Long-term debt, interest rate (as a percent)	7.625%	7.625%
Long-term debt, maturity year	2017	2017
11.375% senior notes, due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 475.0	$ 475.0
Long-term debt, interest rate (as a percent)	11.375%	11.375%
Long-term debt, maturity year	2018	2018
8.625% senior notes, due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 850.0	$ 850.0
Long-term debt, interest rate (as a percent)	8.625%	8.625%
Long-term debt, maturity year	2019	2019
5.25% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 500.0	$ 500.0
Long-term debt, interest rate (as a percent)	5.25%	5.25%
Long-term debt, maturity year	2020	2020
6.75% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,000.0	$ 1,000.0
Long-term debt, interest rate (as a percent)	6.75%	6.75%
Long-term debt, maturity year	2020	2020
6.625% senior notes, due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,250.0	$ 1,250.0
Long-term debt, interest rate (as a percent)	6.625%	6.625%
Long-term debt, maturity year	2021	2021
7.75% senior notes, due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,000.0	$ 1,000.0
Long-term debt, interest rate (as a percent)	7.75%	7.75%
Long-term debt, maturity year	2022	2022
6% senior notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,250.0	$ 1,250.0
Long-term debt, interest rate (as a percent)	6.00%	6.00%
Long-term debt, maturity year	2023	2023
7% debentures, due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 0.6	$ 0.6
Long-term debt, interest rate (as a percent)	7.00%	7.00%
Long-term debt, maturity year	2036	2036
6.7% debentures, due 2096 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 4.3	$ 4.3
Long-term debt, interest rate (as a percent)	6.70%	6.70%
Long-term debt, maturity year	2096	2096